PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 — PROPERTY AND EQUIPMENT

Property and equipment consists of the following as of December 31, 2012 and 2011:

	December 31,
	2012	2011
Leasehold improvements	$1,176	$352
Machinery and equipment	980	133
Furniture and fixtures	246	149
Transportation equipment	134	113
Computer equipment	605	379
	3,141	1,126
Less accumulated depreciation	872	644
	$2,269	$482

Depreciation expenses totaled $228, $65, for the years ended December 31, 2012 and 2011, respectively.